Prospectus Supplement	January 11, 2022

Putnam Dynamic Asset Allocation Equity Fund
Prospectus dated September 30, 2021

Effective March 31, 2022, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2009

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2009

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective March 31, 2022, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Robert	2009	Putnam Management	Co-Chief Investment Officer, Global Asset Allocation
Schoen		1997–Present	Previously, Co-Head of Global Asset Allocation
Brett	2019	Putnam Management	Co-Chief Investment Officer, Global Asset Allocation
Goldstein		2010–Present	Previously, Portfolio Manager and Analyst
Adrian	2021	Putnam Management	Portfolio Manager
Chan		2008–Present
James	2009	Putnam Management	Co-Head of Global Asset Allocation
Fetch		1994–Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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